Leases - Summary of Lease, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease costs	$ 817	$ 989
Short-term lease costs	26	46
Lease, Cost	$ 843	$ 1,035